INCOME TAX - Deferred tax assets and liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax asset	R 32.8	R 14.5
Deferred tax liabilities	(560.7)	(451.9)
Net deferred tax liabilities	R (527.9)	R (437.4)	R (371.3)